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Virtus Mid-Cap Growth Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Virtus Mid-Cap Growth Fund,
a series of Virtus Investment Trust

Supplement dated July 21, 2022 to the Summary Prospectus and
Statutory Prospectus for Virtus Investment Trust dated October 28, 2021, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Investment Trust (the “Trust’), for the Virtus Mid-Cap Growth Fund (the “Fund”) will be effective July 25, 2022.

◾	Silvant Capital Management LLC, (“Silvant”), an affiliate of Virtus Investment Advisers, Inc., will manage the Fund as subadviser.

◾	Michael A. Sansoterra, Sandeep Bhatia, PhD, CFA and Sowmdeb Sen will be added as portfolio managers of the Fund.

◾	The current subadviser, Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund and, accordingly, all references to AllianzGI U.S., as subadviser of the Fund, and to Raymond F. Cunha, CFA and Jeffrey D. Parker, as portfolio managers of the Fund, will be removed from the Fund’s prospectuses.

◾	The Fund will be renamed the Virtus Silvant Mid-Cap Growth Fund.

Virtus Investment Advisers, Inc. the Fund’s investment adviser, continues to serve as investment adviser of the Fund.

Additional disclosure changes resulting from the change in subadviser are described below.

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The disclosure in the second sentence of the first paragraph under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus will be replaced with the following:

The fund currently defines medium-sized companies as those having market capitalizations comparable to those companies included in the Russell Midcap Growth Index (between $328 million and $46.5 billion as of June 30, 2022).

Investors should retain this supplement with the Prospectuses for future reference.